Equity	6 Months Ended
Jun. 30, 2024
Equity
Equity

10.    Equity

The share and per share information presented in this note retrospectively reflects the effects of the reverse stock split effective March 8, 2024, which was approved by the Company’s shareholders at the Company’s Annual General Meeting of Shareholders on June 21, 2023.

At the annual general meeting, held on June 26, 2024, shareholders approved the increase of the authorized share capital to 75,000,000 shares, from 31,195,000 shares.

As of June 30, 2024, the share capital of €1,568 (December 31, 2022: €1,500) is comprised of 15,680,769 (December 31, 2023: 14,998,804) common shares with a par value of €0.10 per share.

In November 2021, we entered into a $100 million ATM program. As of December 31, 2023, 0.08 million common shares were sold, generating net proceeds of €1.8 million in the aggregate. For the three and six months ended June 30, 2024, an additional 0.5 million and 0.7 million common shares were sold under the ATM program, generating net proceeds of €2.9 million and €4.2 million in the aggregate.